Subsequent Event	6 Months Ended
Jun. 30, 2011
Subsequent Event
Subsequent Event

21   Subsequent Event

In July 11, 2011, we announced that it has agreed to request by Metorex Limited (Metorex) to terminate the agreement in relation to previously announced offer to acquire the controlling of this copper and cobalt producer.